Consolidated Statements of Operations (FY) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Expenses:
Research and development	$ 17,680	$ 9,253
General and administrative	11,370	9,892
Total operating expenses	29,050	19,145
Operating loss	(29,050)	(19,145)
Other income (expense):
Investment income, net	151	132
Other expense, net	(75)	0
Total other (expense) income	76	132
Net loss before benefit from income taxes and noncontrolling interests	(28,974)	(19,013)
Benefit from income taxes	(1,508)	(10,872)
Net loss	(27,466)	(8,141)
Less - net income attributable to noncontrolling interests	0	9
Net loss attributable to Caladrius Biosciences, Inc. common stockholders	$ (27,466)	$ (8,150)
Basic and diluted loss per share:
Caladrius Biosciences, Inc. common shareholders - basic (in dollars per share)	$ (0.50)	$ (0.53)
Caladrius Biosciences, Inc. common shareholders - diluted (in dollars per share)	$ (0.50)	$ (0.53)
Weighted average common shares outstanding:
Basic shares	55,313	15,440
Diluted shares	55,313	15,440